Subsequent Events (Details) - USD ($)								1 Months Ended		6 Months Ended		12 Months Ended
	Sep. 20, 2023	Jul. 08, 2023	Apr. 03, 2023	Feb. 14, 2023	Jan. 10, 2023	Jan. 10, 2023	Nov. 14, 2022	Apr. 22, 2021	Mar. 23, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 07, 2023	Mar. 31, 2023	Feb. 07, 2023
Subsequent Events (Details) [Line Items]
Deferred compensation										$ 367,803
Purchased shares (in Shares)												367,678	711,092
Convertible notes offering per share (in Dollars per share)										$ 2
Percentage of annual rate										12.00%
Warrants issued											$ 1,285,832	$ 1,285,833	$ 2,094,148
Warrant price per share (in Dollars per share)												$ 5
Registered shares (in Shares)										125,000,000		125,000,000	125,000,000
Convertible note payable										$ 1,970,000		$ 2,400,000
Common shares (in Shares)												13,561,499			12,370,002
Aggregate offering price												$ 848,531
Convertible price per share (in Dollars per share)										$ 2
Threatened litigation, description									the advisor would charge the Company (i) seven percent (7%) of the gross amount to be disbursed to the Company from each such investment transaction closing plus, (ii) a non-accountable expense allowance equal to one percent (1%) of the gross amount to be disbursed to the Company from each such investment transaction closing, plus (iii) warrants equal to seven percent (7%) of the gross amount to be received by the Company from each such investment transaction closing.
Note offering									$ 12,000,000
Fees reduced percentage								33.00%
Aggregate of accountable expenses												$ 230,000
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common shares (in Shares)												125,000,000	125,000,000		125,000,000
Maximum [Member]
Subsequent Events (Details) [Line Items]
Conversion price (in Dollars per share)							$ 4
Percentage of annual rate										78.70%
Warrant price per share (in Dollars per share)												$ 4
Minimum [Member]
Subsequent Events (Details) [Line Items]
Conversion price (in Dollars per share)							$ 2
Percentage of annual rate										75.20%
Warrant price per share (in Dollars per share)												$ 2
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Warrant term					5 years	5 years
Common shares (in Shares)				1,850,000
Common stock of underwriters (in Shares)				2,127,500
Price per share (in Dollars per share)				$ 5
Aggregate offering price				$ 9,250,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Conversion price (in Dollars per share)						$ 4
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Conversion price (in Dollars per share)						$ 2
2023A Convertible Note Payable [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible notes					$ 500,000	$ 500,000
Sale of convertible notes					$ 200,000
Warrants issued						$ 10
Warrant price per share (in Dollars per share)					$ 5.5	$ 5.5
Registered shares (in Shares)																2,570,000
Convertible note payable																$ 1,441,497
2023B Convertible Note Payable [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock price (in Dollars per share)						2
2023B Convertible Note Payable [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock price (in Dollars per share)						$ 2
2023B Convertible Note Payable [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Percentage of annual rate						12.00%
2022 Convertible Note Payable [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible note payable																$ 200,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Waiver of claims in exchange for cash	$ 515,000
Purchased shares (in Shares)		2,000,000
Commission fund														$ 1,000,000
Purchased shares (in Shares)		2,000,000
Forecast [Member] | IPO [Member]
Subsequent Events (Details) [Line Items]
Issued amount														$ 1,230,000
Forecast [Member] | 2023A Convertible Note Payable [Member]
Subsequent Events (Details) [Line Items]
Percentage of annual rate			12.00%
Convertible price per share (in Dollars per share)			$ 2
Reduced price per share (in Dollars per share)			(2)
Common stock convertible conversion price (in Dollars per share)			$ 2
Warrant purchase amount			$ 10
Forecast [Member] | 2023A Convertible Note Payable [Member] | Payment-in-Kind [Member]
Subsequent Events (Details) [Line Items]
Common stock price (in Dollars per share)			$ 2
Forecast [Member] | 2023B Convertible Note Payable [Member]
Subsequent Events (Details) [Line Items]
Convert per share (in Dollars per share)			2
Warrant price per share (in Dollars per share)			$ 4
Convertible note payable			$ 1.970000
Convertible notes			2,000,000
Warrant purchase amount			$ 10
Forecast [Member] | 2023B Convertible Note Payable [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Warrant price per share (in Dollars per share)			$ 2
Warrant term			5 years
Board of Directors Chairman [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Purchase price amount		$ 4,000,000
Purchase Agreement [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Purchased shares (in Shares)		2,000,000,000,000